NON-CONTROLLING INTERESTS - Summarized Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenue	$ 11,985	$ 12,595
Net income	3,288	3,614
Other comprehensive income	(37)	136
Total comprehensive income	3,251	3,750
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Revenue	6,135	6,299
Net income	2,246	2,439
Other comprehensive income	9	0
Total comprehensive income	2,255	2,439
Dividends paid to non-controlling interests	848	1,026
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Revenue	1,514	1,613
Net income	361	418
Other comprehensive income	0	0
Total comprehensive income	361	418
Dividends paid to non-controlling interests	48	6
Tanzanian Mines [Member]
Disclosure of subsidiaries [line items]
Revenue	993	1,213
Net income	284	653
Other comprehensive income	0	0
Total comprehensive income	284	653
Dividends paid to non-controlling interests	0	45
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Revenue	1,249	1,208
Net income	322	339
Other comprehensive income	0	0
Total comprehensive income	322	339
Dividends paid to non-controlling interests	51	36
Tongon [Member]
Disclosure of subsidiaries [line items]
Revenue	368	507
Net income	52	83
Other comprehensive income	0	0
Total comprehensive income	52	83
Dividends paid to non-controlling interests	$ 20	$ 0